Predecessor Reorganization Items (Schedule of reorganization items) (Detail) - Predecessor - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain on reorganization adjustments (Note 3)		$ (24,252)
Loss from the adoption of fresh start reporting		2,013		$ 0	$ 0
Expenses related to legal advisory and representation services	$ 28	55	$ 55	141	65
Expenses related to other professional consulting and advisory services	19	39	39	69	67
Contract claims adjustments	10	13	13	54	19
Noncash adjustment for estimated allowed claims related to debt				896
Adjustment to affiliate claims pursuant to Settlement Agreement (Note 20)				(635)
Gain on settlement of debt held by affiliates (Note 20)				(382)
Gain on settlement of interest on debt held by affiliates				(20)
Sponsor management agreement settlement (Notes 2 and 20)		0		(19)	0
Contract assumption adjustments				(14)
Fees associated with extension/completion of the DIP Facility				9	92
Noncash liability adjustment arising from termination of interest rate swaps					277
Other	7	11	9	2
Total reorganization items	$ 64	$ (22,121)	$ 116	$ 101	$ 520